LITIGATION	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
LITIGATION

NOTE 8 – LITIGATION

In a Current Report on Form 8-K filed by the Company on March 23, 2022, the Company reported the termination of the Employment Agreement of Donald (Trey) Barrett III as Chief Operations and Strategy Officer. On April 12, 2022, Mr. Barrett commenced an arbitration against the Company before the American Arbitration Association alleging among other things that the Company terminated Mr. Barrett without cause in breach of the Employment Agreement. On August 12, 2022, the Company and Mr. Barrett reached a settlement in which, among other things, the Company and Mr. Barrett mutually deemed that the termination was not for-cause, the Company agreed to pay Mr. Barrett a sum which is not material to the business or financial condition of the Company, and Mr. Barrett’s non-competition restrictive covenant was canceled. The amount was paid in full settlement of the liability as of September 30, 2022 and the expense is included in general and administrative expenses on the accompanying condensed consolidated statement of operations.